SIGNIFICANT TRANSACTIONS - Sales of Beeline and Med Cable Narrative (Details) $ in Millions	Mar. 26, 2024 USD ($)
Beeline Kyrgyzstan Cash Generating Unit
Investments in subsidiaries
Proportion of ownership interest in subsidiary	50.10%
Sale consideration	$ 32
Med Cable Limited
Investments in subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Sale consideration	$ 1